Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	¥ 859,295	$ 124,586	¥ 1,065,505	¥ 664,910
Net cash used in investing activities	(4,814,562)	(698,046)	(3,952,971)	(2,769,269)
Net cash generated from (used in) financing activities	2,660,798	385,779	1,293,061	8,188,802
Effect of exchange rate changes on cash and cash equivalents	117,693	17,065	(76,056)	(292,820)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,176,776)	(170,616)	(1,670,461)	5,791,623
Cash and cash equivalents at the beginning of the year	459,522
Cash and cash equivalents at the end of the year			459,522
Parent Company
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	(9,667)	(1,402)	(6,049)	(22,553)
Net cash used in investing activities	(1,088,468)	(157,813)	(2,887,209)	(2,893,144)
Net cash generated from (used in) financing activities	765,028	110,919	(4,285)	6,683,039
Effect of exchange rate changes on cash and cash equivalents	29,647	4,299	(157,671)	(263,088)
Net increase (decrease) in cash, cash equivalents and restricted cash	(303,460)	(43,997)	(3,055,214)	3,504,254
Cash and cash equivalents at the beginning of the year	459,522	66,624	3,514,736	10,482
Cash and cash equivalents at the end of the year	¥ 156,062	$ 22,627	¥ 459,522	¥ 3,514,736